Operating leases - Maturity of lease liabilities (FY) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 204
2022	186
2023	7
Total maturities of operating lease liabilities	397
Less: imputed interest	40
Present value of future minimum lease payments	$ 357